Schedule of Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding beginning	6,331	4,462	4,430
Weighted average exercise price, Outstanding beginning	$ 1,426.52	$ 2,000.00	$ 2,000.00
Weighted average remaining contractual life in years, Outstanding	3 years 7 months 13 days	3 years 9 months 18 days	5 years 3 months	6 years 2 months 23 days
Number of options, exercisable beginning	4,398	4,122	3,807
Weighted average exercise price, Exercisable beginning	$ 1,426.52	$ 2,000.00	$ 2,000.00
Weighted average remaining contractual life in years, Exercisable	3 years 11 months 1 day	4 years 3 months 7 days	5 years 3 months 10 days	6 years 9 months 29 days
Aggregate intrinsic value, Exercisable beginning
Number of options, Granted		1,894	208
Weighted average exercise price, Granted		$ 28.88	$ 1,820.00
Number of option, forfeited	(896)	(25)	(176)
Weighted average exercise price, Forfeited		$ 2,000.00	$ 2,300.00
Number of options, Vested	4,172	4,398	4,122
Weighted average exercise price, Vested
Number of options, Outstanding ending	4,935	6,331	4,462	4,430
Weighted average exercise price, Outstanding ending	$ 1,502.75	$ 1,426.52	$ 2,000.00	$ 2,000.00
Number of options, Exercisable ending	4,172	4,398	4,122	3,807
Weighted average exercise price, Exercisable ending	$ 1,502.75	$ 1,426.52	$ 2,000.00	$ 2,000.00
Aggregate intrinsic value, Exercisable ending
Aggregate intrinsic value, Outstanding beginning
Number of options, Forfeited	896	25	176
Number of options, Expired	500
Weighted average exercise price, Expired
Aggregate intrinsic value, Outstanding ending